Pay vs Performance Disclosure $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (13,570)	$ (17,449)	$ (18,675)	$ (12,869)